Leases (Details) - Schedule of Maturity of our Finance Lease Liabilities	Dec. 31, 2023 USD ($)
Schedule of Maturity of our Finance Lease Liabilities [Abstract]
2024	$ 45,300
Total lease liabilities	$ 45,300